READER'S DIGEST AUTOMATIC COMMON EXCHANGE SECURITY TRUST





Semiannual Report
June 30, 1998







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

READER'S DIGEST AUTOMATIC COMMON EXCHANGE SECURITY TRUST

Summary Information
--------------------------------------------------------------------------------

Each of the Trust Automatic Common Exchange Securities ("TRACES") issued by the Reader's Digest Automatic Common Exchange Security Trust represents the right to receive an annual distribution of $1.9336, and will be exchanged on February 15, 2001 (the "Exchange Date") for between 0.8696 and 1.0 shares of the Class A Nonvoting Common Stock, par value $0.01 per share (the "Class A Stock"), of The Reader's Digest Association, Inc. (the "Company"). The TRACES are designed to provide investors with a higher yield than the dividend yield paid on the Class A Stock, while also providing the opportunity for investors to share in the appreciation, if any, of the Class A Stock above a threshold appreciation price. The TRACES are not subject to early redemption.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through February 15, 2001, and one or more forward purchase contracts with certain shareholders of the Company (the "Sellers"). The trustees of the Trust do not have the power to vary the investments held by the Trust. The Trust's investment objective is to provide each holder of TRACES with a quarterly distribution of $0.4834 per TRACES, payable quarterly on each February 15, May 15, August 15 and November 15, through the Exchange Date, and, on the Exchange Date, a number of shares of Class A Stock per TRACES at the Exchange Rate (determined as described below). If the Average Market Price (as defined below) on the Exchange Date is equal to or greater than $26.9531 per share, the Exchange Rate is equal to 0.8696 of a share of Class A Stock per TRACES; if the Average Market Price is less than $26.9531 per share but is equal to or greater than $23.4375 per share, the Exchange Rate is equal to a number (or fractional number) of shares of Class A Stock per TRACES having a value (determined at the Average Market Price) equal to $23.4375; and if the Average Market Price is less than $23.4375 per share, the Exchange Rate is equal to one share of Class A Stock per TRACES. The
Exchange Rate is subject in each case to adjustment in certain events. The "Average Market Price" means the average of the daily closing sale price (or, if no closing sale price is reported, the last reported sale price) of the Class A Stock as reported by the New York Stock Exchange Consolidated Tape for the 20 trading days immediately prior to, but not including, the Exchange Date. Holders of TRACES will receive cash in lieu of any fractional share of Class A Stock to which their aggregate holdings of TRACES otherwise would entitle them.

                        READER'S DIGEST AUTOMATIC COMMON
                             EXCHANGE SECURITY TRUST


                                FINANCIAL REPORT


                                  JUNE 30, 1998

                                   (Unaudited)

                                    CONTENTS


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

     Statement of  net  assets                                                1

     Schedule of investments                                                  2

     Statement of operations                                                  3

     Statement of changes in net assets                                       4

     Notes to financial statements                                          5-7

     Financial highlights                                                     8


READER'S DIGEST AUTOMATIC COMMON EXCHANGE SECURITY TRUST

STATEMENT OF NET ASSETS
June 30, 1998
(Unaudited)
-----------------------------------------------------------------------------------------------------

ASSETS

     Investments, at value (amortized cost $264,742,278) (Notes 2, 4, and 8)          $   305,278,126
     Cash                                                                                         794
                                                                                      ---------------
          Total Assets                                                                $   305,278,920
                                                                                      ===============


          Net Assets                                                                  $   305,278,920
                                                                                      ===============


COMPOSITION OF NET ASSETS
     $1.9336 Trust Automatic Common Exchange Securities ("TRACES"), no par value;
       11,854,496 shares issued and outstanding (Note 9)                              $   263,577,711
     Unrealized appreciation of investments                                                40,535,848
     Undistributed net investment income                                                    1,165,361
                                                                                      ---------------
          Net Assets                                                                  $   305,278,920
                                                                                      ===============

          Net Asset Value per TRACES                                                  $         25.75
                                                                                      ===============







See Notes to Financial Statements.


READER'S DIGEST AUTOMATIC COMMON EXCHANGE SECURITY TRUST

SCHEDULE OF INVESTMENTS
June 30, 1998
(Unaudited)

                                                         Par         Maturity         Market          Amortized
Securities Description                                  Value          Date           Value              Cost
---------------------------------------------------------------------------------------------------------------

UNITED STATES GOVERNMENT
SECURITIES:

United States Treasury Strips                    $    5,731,000      08/15/98   $    5,694,837   $    5,692,343
United States Treasury Strips                         5,731,000      11/15/98        5,620,621        5,617,666
United States Treasury Strips                         5,731,000      02/15/99        5,542,966        5,540,616
United States Treasury Strips                         5,731,000      05/15/99        5,467,718        5,468,252
United States Treasury Strips                         5,731,000      08/15/99        5,392,756        5,395,265
United States Treasury Strips                         5,731,000      11/15/99        5,320,832        5,324,374
United States Treasury Strips                         5,731,000      02/15/00        5,247,132        5,251,416
United States Treasury Strips                         5,731,000      05/15/00        5,179,793        5,184,937
United States Treasury Strips                         5,731,000      08/15/00        5,107,639        5,111,982
United States Treasury Strips                         5,731,000      11/15/00        5,039,440        5,045,871
United States Treasury Strips                         5,731,000      02/15/01        4,972,330        4,976,491
                                                 --------------                 --------------   --------------
                                                 $   63,041,000                     58,586,064       58,609,213
                                                 =================

FORWARD PURCHASE CONTRACTS:
Reader's Digest Association, Inc. Class A
     Nonvoting Common Stock
     Forward Purchase Agreements                                     02/15/01      246,692,062     206,133,065
                                                                                --------------   -------------
          Total                                                                 $  305,278,126   $ 264,742,278
                                                                                ===============  =============




See Notes to Financial Statements.


READER'S DIGEST AUTOMATIC COMMON EXCHANGE SECURITY TRUST

STATEMENT OF OPERATIONS
For the period from February 13, 1998 (commencement of operations) to June 30, 1998
(Unaudited)
-----------------------------------------------------------------------------------------------------

INTEREST INCOME                                                                       $     1,241,668

EXPENSES:
     Administrative fees and expenses                               $     12,557
     Legal fees                                                            1,883
     Accounting fees                                                      13,630
     Insurance expense                                                    11,653
     Trustees' fees (Note 5)                                               4,520
     Other expenses                                                          377
                                                                    ------------

          Total fees and expenses                                         44,620

EXPENSE REIMBURSEMENT (Note 7)                                           (44,620)
                                                                    ------------

          Total expenses - net                                                                  ---
                                                                                      ---------------

          Net Investment Income                                                             1,241,668

          Unrealized appreciation
            of investments                                                                 40,535,848
                                                                                      ---------------

          Net increase in net assets resulting from operations                        $    41,777,516
                                                                                      ===============




See Notes to Financial Statements.


READER'S DIGEST AUTOMATIC COMMON EXCHANGE SECURITY TRUST

STATEMENT OF CHANGES IN NET ASSETS
For the period from February 13, 1998 (commencement of operations) to June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------------------------

OPERATIONS
     Net investment income                                                      $        1,241,668
     Unrealized appreciation of investments                                             40,535,848
                                                                                ------------------
          Net increase in net assets
            from operations                                                             41,777,516
                                                                                ------------------
DISTRIBUTIONS
     Net investment income                                                                 (76,307)
     Return of capital                                                                  (5,780,999)
                                                                                ------------------
          Net decrease in net assets from distributions                                 (5,857,306)
                                                                                ------------------

INCREASE IN NET ASSETS FROM CAPITAL
  SHARES TRANSACTION (Note 9)
     Gross proceeds from the sale of  11,854,492 TRACES                                277,839,656
     Less:
          Selling commissions                                                           (8,334,896)
          Offering costs                                                                  (146,150)
                                                                                ------------------
     Net increase in net assets from capital
       shares transactions                                                             269,358,610
                                                                                ------------------

     Total increase in net assets for
       the period                                                                      305,278,820

     Net assets, beginning of period                                                           100
                                                                                ------------------

     Net assets, end of period                                                  $      305,278,920
                                                                                ==================




See Notes to Financial Statements.

READER'S DIGEST AUTOMATIC COMMON EXCHANGE SECURITY TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Reader's Digest Automatic Common Exchange Security Trust (the "Trust") was established on June 2, 1997 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In February 1998, the Trust sold $1.9336 Trust Automatic Common Exchange Securities ("TRACES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and forward purchase contracts for shares of Class A Nonvoting Common Stock of The Reader's Digest Association, Inc. (the "Company"), from one or more existing shareholders of the Company (the "Sellers"). Each TRACES represents between 0.8696 and 1 share of Reader's Digest Common Stock. The stock is deliverable pursuant to the contracts on February 15, 2001 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant  accounting  policies  followed by
the  Trust,  which  are  in  conformity  with  generally   accepted   accounting
principles.

   Valuation of Investments
   ------------------------

     The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contracts are valued at the bid price received by the Trust at the end of each period from an independent broker-dealer firm unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto, or if such bid quotation is not available, as determined in good faith by the Trustees.

   Investment Transactions
   -----------------------

      Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

   Use of Estimates
   ----------------

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

READER'S DIGEST AUTOMATIC COMMON EXCHANGE SECURITY TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

NOTE 3. DISTRIBUTIONS

TRACES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.9336 per annum or $.4834 per quarter (except for the first distribution on May 15, 1998 which was $.4941).

NOTE 4. PURCHASES AND SALES ON INVESTMENT

Purchases and maturities of U.S. Treasury Strips for the period ended June 30, 1998 totaled $63,225,545 and $5,858,000, respectively. There were no sales of such investments during the period. Purchase of the forward purchase contracts during the period totaled $206,133,065.

NOTE 5. TRUSTEES FEES

Each of the three Trustees was paid a one-time, up front fee of $10,800 for his services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees ($36,000) are being expensed over the life of the Trust. As of June 30, 1998, the Trust had expensed $4,520 of such fees.

NOTE 6. INCOME TAXES

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1998, net unrealized appreciation of investments, based on amortized cost for Federal income tax purposes, aggregated $40,535,848, which consists of gross unrealized appreciation and depreciation of $40,566,796 and $30,948, respectively. The amortized cost of investment securities for Federal income tax purposes was $264,742,278 at June 30, 1998.

NOTE 7. EXPENSES

The estimated expenses to be incurred by the Trust in connection with its ongoing operations is $118,000, annually. Cash received by the Administrator from Goldman Sachs & Co. for the payment of administrative and related operating expenses of the Trust, in the amount of $355,346, has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 1998, $225,346 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed. Expenses incurred in excess of this amount will be paid by Goldman Sachs & Co.

READER'S DIGEST AUTOMATIC COMMON EXCHANGE SECURITY TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

NOTE 8. FORWARD PURCHASE CONTRACT

On February 13, 1998, the Trust entered into forward purchase contracts with certain existing shareholders of the Company (the "Sellers") and paid to the Sellers $206,279,215 in connection therewith. Pursuant to such contracts, the Sellers are obligated to deliver to the Trust a specified number of shares of Reader's Digest Class A Nonvoting Common Stock on February 15, 2001 (the "Exchange Date") so as to permit the holders of the TRACES to exchange on the Exchange Date each of their TRACES for between 0.8696 and 1 shares. See the Trust's original prospectus dated February 10, 1998 for the formula upon which such exchange will be determined.

Offering expenses related to the Trust of $146,150 were paid by the Sellers. This amount has been recorded as a reduction in the cost of the forward contracts.

The forward purchase contracts held by the Trust at June 30, 1998 are as follows:

                                       Exchange              Cost of            Contract            Unrealized
                                         Date               Contract              Value            Appreciation
                                         ----               --------              -----            ------------

Reader's Digest Association,
  Inc.   Class A Nonvoting
  Common Stock Forward
  Purchase Agreements                  02/15/01       $    206,133,065     $   246,692,062      $    40,558,997
                                                      ================     ===============      ===============

The Sellers' obligations under the forward purchase contracts are collateralized by shares of The Reader's Digest Association, Inc. Class A Nonvoting Common Stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At June 30, 1998, the Custodian held 11,854,496 shares with an aggregate value of $321,553,204.


NOTE 9. CAPITAL SHARE TRANSACTIONS

On December 18, 1997, one TRACES was sold to the underwriter of the Trust for $100. As a result of a stock split effected immediately prior to the public offering of the TRACES, this TRACES was converted into 4 TRACES. During the offering period, the Trust sold 11,854,492 TRACES to the public and received net proceeds of $269,358,610 ($277,839,656 less sales commissions of $8,334,896 and offering costs of $146,150). As of June 30, 1998, there were 11,854,496 TRACES issued and outstanding with an aggregate cost, net of return of capital, offering costs and sales commissions, of $263,577,711.

READER'S DIGEST AUTOMATIC COMMON EXCHANGE SECURITY TRUST

FINANCIAL HIGHLIGHTS
(Unaudited)
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.



                                                                                    February 13,
                                                                                        1998
                                                                                   (Commencement
                                                                                 of Operations) to
                                                                                      June 30,
                                                                                        1998
                                                                                -------------------
PER SHARE OPERATING PERFORMANCE FOR A TRACES
  OUTSTANDING THROUGHOUT THE PERIOD

Investment income                                                               $           0.11
Expenses                                                                                    0.00
                                                                                -------------------
Investment income - net                                                                     0.11
Adjustments to capital (sales commissions and offering costs)                              (0.72)
Distribution from income                                                                   (0.01)
Return of capital                                                                          (0.49)
Unrealized gain on investments                                                              3.42
                                                                                -------------------
Net increase in net asset value                                                             2.31
Beginning net asset value                                                                  23.44
                                                                                -------------------
Ending net asset value                                                          $          25.75
                                                                                ===================
Ending market value                                                             $          25.75  *
                                                                                ===================

TOTAL INVESTMENT RETURN BASED ON MARKET VALUE                                              11.88  %

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets:
     Before reimbursement (1)                                                                .04  %
     After reimbursement (1)                                                                 .00  %

Ratio of net investment income to average net assets:
     Before reimbursement (1)                                                               1.10  %
     After reimbursement (1)                                                                1.14  %
Net assets, end of period (in thousands)                                        $        305,279

----------
     (1) Annualized
      *  Closing price on the New York Stock Exchange at June 30, 1998.